(PIMCO All Asset Fund)
PIMCO Funds

Supplement Dated October 1, 2011 to the

Strategic Markets - Class A, Class B, Class C and Class R Prospectus,

dated July 31, 2011, as supplemented from time to time

Disclosure Related to the PIMCO All Asset Fund (the "Fund")

Effective immediately, the Fund's supervisory and administrative fee for Class R shares is decreased causing the Fund's Total Annual Fund Operating Expenses for Class R shares to decrease as described below.

Effective immediately, the supervisory and administrative fee for the Fund's Class R shares is decreased by 0.05% to 0.30%. This supervisory and administrative fee reduction results in the Fund's Class R Management Fees decreasing to 0.475%, the Fund's Class R Total Annual Fund Operating Expenses decreasing to 1.715% and the Fund's Class R Total Annual Fund Operating Expenses After Expense Reimbursement decreasing to 1.655%.

Effective immediately, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Example following the table. Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Management Fees table in the "Management of the Funds - Management Fees" section of the prospectus; and (ii) the supervisory and administrative fees table in the "Management of the Funds - Management Fees" section of the prospectus.

Annual Fund Operating Expenses (PIMCO All Asset Fund)	Class R
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.715%
Expense Reimbursement	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.655%